Short-term Investments - Schedule of Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment [abstract]
Other short-term investments	R$ 21,243	R$ 16,039
Investment funds	40,766	501,384
Total short-term investments	R$ 62,009	R$ 517,423	R$ 1,036,148